Operating Segment	12 Months Ended
Mar. 31, 2022
Disclosure Of Operating Segments Text Block Abstract
Operating segment
23	Operating segment

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the CODM (“Chief Operating Decision Maker”) for the purpose of resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The following provides the results of operations and the financial position of the Company’s operating segments as of and during the year ended March 31, 2022. The Longyun operating segment reflects the Company’s crowdfunding and incubation business. The Dacheng Liantong operating segment reflects the Company’s business of platform services. The Metalpha operating segment reflects the Company’s business of proprietary trading of digital assets.

Results of Operations

For the year ended March 31, 2022

	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Revenue	122,711	-	2,032,916	-	2,155,627

Operating expenses	(75,785)	(2,835,845)	(2,292,667)	(3,425,111)	(8,629,408)

Other income (expenses)	1,930	(1,945,939)	1,393	(6,003,575)	(7,946,191)

Profit/(loss) before tax	48,856	(4,781,784)	76,464	(9,763,508)	(14,419,972)

Taxes	(8,061)	-	-	-	(8,061)

Net loss	40,795	(4,781,784)	76,464	(9,763,508)	(14,428,033)

Financial position

As of March 31, 2022

	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Current assets	8,438,027	4,644,940	5,409,384	5,133,929	23,626,280
Non-current assets	-	35,874	213,844	462,741	712,459
Total assets	8,438,027	4,680,814	5,623,228	5,596,670	24,338,739

Current liabilities	(6,434,996)	(557,619)	(464,803)	(2,574,109)	(10,031,527)
Non-current liabilities	-	-	(105,540)	-	(105,540)
Total liabilities	(6,434,996)	(557,619)	(570,343)	(2,574,109)	(10,137,067)

Net assets	2,003,031	4,123,195	5,052,885	3,022,561	14,201,672

The following provides the results of operations and the financial position of the Company’s operating segments as of and during the year ended March 31, 2021. The Longyun operating segment reflects the Company’s crowdfunding and incubation business. The Dacheng Liantong operating segment reflects the Company’s business of platform services.

Results of operations

For the year ended March 31, 2021 (Restated)

	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$
Revenue	-	225,749	-	225,749

Operating expenses	(3,026,631)	(389,672)	(737,010)	(4,153,313)

Other income (expenses)	343,839	15,403	(1,642,397)	(1,283,155)

Loss before tax	(2,682,792)	(148,520)	(2,379,407)	(5,210,719)

Taxes	-	-	-	-

Net loss	(2,682,792)	(148,520)	(2,379,407)	(5,210,719)

Financial position

As of March 31, 2021 (Restated)

	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$
Current assets	8,248,675	1,973,297	5,306,793	15,528,765
Non-current assets	62,287	1,283	37,665	101,235
Total assets	8,310,962	1,974,580	5,344,458	15,630,000

Current liabilities	(4,549,369)	(2,289,621)	(230,192)	(7,069,182)
Non-current liabilities	(9,837)	-	-	(9,837)
Total liabilities	(4,559,206)	(2,289,621)	(230,192)	(7,079,019)

Net assets/(liabilities)	3,751,756	(315,041)	5,114,266	8,550,981

Geographical information

Revenue

	2022	2021	2020
	US$	US$	US$
Others	122,711	—	—
PRC	2,032,916	225,749	11,252
	2,155,627	225,749	11,252

The revenue information of continuing operations above is based on the location of the customers’ country of incorporation.

Non-current assets

All non-current assets of the Group above are based in PRC.

Major customers

As of March 31, 2022 and 2021, there was no concentration in the Company’s gross accounts receivables. For the year ended March 31, 2022 and 2021, there was no concentration in the Company’s revenues.